Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure provisions [line items]
Provisions	£ 4,334	£ 4,123
Current	2,945	2,803
Non-current	1,389	1,320
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	£ 4,334	£ 4,123